Stock Option Plans - Schedule of Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Dividend yield	0.00%	0.00%
Expected term		5 years
Minimum [Member]
Risk-free rate	1.89%	0.80%
Expected volatility	221.00%	141.00%
Expected term	5 years
Maximum [Member]
Risk-free rate	2.26%	1.03%
Expected volatility	232.00%	225.00%
Expected term	7 years